FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE	12 Months Ended
Dec. 31, 2017
Financial Assets And Liabilities Measured At Fair Value
FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

NOTE 33 FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

This disclosure was prepared based on the guidelines “Fair Value of Financial Instruments” from IFRS 13 “Fair Value Measurements.”

The following section details the main guidelines and definitions used by the Group:

Fair value: The price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e.. an exit price). The transaction is carried out in the principal(27) or most advantageous (28) market and is not forced (i.e.. it does not consider factors specific to the Group that may influence a real transaction).

Market participants: Buyers and sellers in the principal (or most advantageous) market for the asset or liability that have all of the following characteristics:

a.   They are independent of each other, i.e. they are not related parties as defined in IAS 24, “Related Party Disclosures,” although the price in a related party transaction may be used as an input to a fair value measurement if the entity has evidence that the transaction was entered into at market terms.

b.   They are knowledgeable, having a reasonable understanding about the asset or liability and the transaction using all available information, including information that might be obtained through due diligence efforts that are usual and customary.

c.   They are able to enter into a transaction for the asset or liability.

d.   They are willing to enter into a transaction for the asset or liability (i.e.. they are motivated, but not forced or otherwise compelled, to do so).

Fair value measurement: When measuring fair value, the Group takes into account the same characteristics of the asset or liability that market participants would consider in pricing that asset or liability on the measurement date.

Aspects of the transaction: A fair value measurement assumes that the asset or liability is exchanged in an orderly transaction between market participants to sell the asset or transfer the liability at the measurement date under current market conditions. The measurement assumes that the transaction to sell the asset or transfer the liability takes place: (a) on the principal market for the asset or liability; or (b) in the absence of a principal market, on the most advantageous market for the asset or liability.

Market participants: The fair value measurement measures the fair value of the asset or liability using the assumptions that the market participants would use in pricing the asset or liability, assuming that the participants act in their best economic interest.

Prices: Fair value is the price that will be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction on the main (or most advantageous) market as of the measurement date under current market conditions (i.e.. exit price) regardless of whether that price is directly observable or estimated using another valuation technique.

Highest and best use of non-financial assets: The fair value measurement of these assets takes into account the market participant’s ability to generate economic benefits through the highest and best use of the asset or through the sale of the asset to another market participant that would maximize the value of the asset.

(27)  The market with the greatest volume and level of activity for the asset or liability.

(28)  The market that maximizes the amount that would be received to sell the asset or minimizes the amount that would be paid to transfer the liability, after taking into account transaction costs and transport costs.

Group’s own liabilities and equity instruments: The fair value measurement assumes that these items are transferred to a market participant on the date of measurement. The transfer of these items assumes that:

a.   A liability would remain outstanding and the market participant transferee would be required to fulfill the obligation. The liability would not be settled with the counterparty or otherwise extinguished on the measurement date.

b.   An entity’s own equity instrument would remain outstanding and the market participant transferee would take on the rights and responsibilities associated with the instrument. The instrument would not be cancelled or otherwise extinguished on the measurement date.

Default risk: The fair value of a liability reflects the effect of the default risk. This risk includes, but is not limited to, the entity’s own credit risk. This risk is assumed to be the same before and after the liability is transferred.

Initial recognition: When an asset is acquired or a liability assumed in an exchange transaction involving that asset or liability, the transaction price is the price paid to acquire the asset or received to assume the liability (the entry price). In contrast, the fair value of the asset or liability is the price received to sell the asset or paid to transfer the liability (the exit price). Entities do not necessarily sell assets at the prices paid to acquire them. Likewise, they do not necessarily transfer liabilities at the price received to assume them.

Valuation techniques: The Bank will use techniques that are appropriate for the circumstances and for which sufficient data is available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. The following approaches deserve mention:

a.   Market approach. Uses prices and other relevant information generated by market transactions involving identical or comparable (similar) assets, liabilities, or a group of assets and liabilities (e.g.. a business).

b.   Income approach. Converts future amounts (cash flows or income and expenses) to a single current (discounted) amount, reflecting current market expectations about those future amounts. The fair value measurement is determined based on the value indicated by the current market expectations about those future amounts.

c.   Cost approach. Reflects the amount that would be required currently to replace the service capacity of an asset (current replacement cost).

Present value techniques: Technique to adjust the discount rate and expected cash flows (expected present value). The present value technique used to measure the fair value will depend on the specific facts and circumstances of the asset or liability being measured and the availability of sufficient data.

Components of the present value measurement: Present value is the tool used to link future amounts (e.g.. cash flows or values) to a present amount using a discount rate. A fair value measurement of an asset or a liability using a present value technique captures all the following elements from the perspective of market participants at the measurement date:

a.   An estimate of future cash flows for the asset or liability being measured.

b.   Expectations about possible variations in the amount and timing of the cash flows representing the uncertainty inherent in the cash flows.

c.   The time value of money, represented by the rate on risk-free monetary  assets that have maturity dates or durations that coincide with the period  covered by the cash flows and pose neither uncertainty in timing nor risk of  default to the holder (i.e. a risk-free interest rate).

d.   The price for bearing the uncertainty inherent in the cash flows (i.e.. a risk premium).

e.   Other factors that market participants would take into account in the circumstances.

f.    For a liability, the non-performance risk relating to that liability, including the entity’s (i.e.. the debtor’s) own credit risk.

Fair value hierarchy: Gives the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (Level 1 inputs) and lowest priority to unobservable inputs (Level 3 inputs). Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

1.1 Determination of the fair value of financial instruments

The following table summarizes the fair values of the Bank’s main financial assets and liabilities as of December 31, 2017, 2016 and 2015, including those that are not recorded at fair value in the Consolidated Statement of Financial Position.

		As of December 31,
		2017		2016		2015
		Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	Note	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	5	964,030	964,030	1,487,137	1,487,137	477,809	477,809
Cash in the process of collection	5	157,017	157,017	145,769	145,769	62,095	62,095
Trading portfolio financial assets	6	415,061	415,061	632,557	632,557	17,765	17,765
Investments under agreements to resell	7	28,524	28,524	170,242	170,242	10,293	10,291
Derivative financial instruments	8	1,248,775	1,248,775	1,102,769	1,102,769	227,984	227,984
Loans and receivables from banks	9	70,077	70,077	150,568	150,568	99,398	99,493
Loans and receivables from customers	10	19,764,078	19,893,448	20,444,648	20,480,706	6,705,492	7,228,761
Financial investments available-for-sale	11	2,663,478	2,663,478	2,074,077	2,074,077	514,985	514,985
Held to maturity investments	11	202,030	201,283	226,433	200,615	—	—
LIABILITIES
Current accounts and demand deposits	16	4,141,667	4,141,667	4,453,191	4,453,191	981,349	981,998
Transaction in the course of payment	5	109,496	109,496	67,413	67,413	26,377	26,377
Obligations under repurchase agreements	7	420,920	420,920	373,879	373,879	43,727	46,933
Time deposits and saving accounts	16	10,065,243	10,099,251	11,581,710	11,603,528	3,952,573	4,069,435
Derivative financial instruments	8	1,095,154	1,095,154	907,334	907,334	253,183	253,183
Borrowings from financial institutions	17	2,196,130	2,216,507	2,179,870	2,190,715	658,600	660,721
Debt issued	18	5,950,038	6,185,043	5,460,253	5,419,646	1,504,335	1,723,689
Other financial obligations	18	17,066	17,066	25,563	25,563	20,733	21,457

In addition, the fair value estimates presented above do not attempt to estimate the value of the Group’s profits generated by its business, nor future business activities, and, therefore, do not represent the value of the Group as a going concern.

The following section describes the methods used to estimate fair value:

1.1.1. Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring):

		Non-Recurring Fair Value Measurement of Items
		As of December 31,
		2017	2016	2015
	Notes	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	5	964,030	1,487,137	477,809
Cash in the process of collection	5	157,017	145,769	62,095
Investments under agreements to resell	7	28,524	170,242	10,291
Loans and receivables from banks	9	70,077	150,568	99,493
Loans and receivables from customers		19,893,448	20,480,706	7,228,761
Held to maturity investments		201,283	200,615	—
		21,314,379	22,635,037	7,878,449
LIABILITIES
Current accounts and demand deposits	16	4,141,667	4,453,191	981,998
Transaction in the course of payment	5	109,496	67,413	26,377
Obligations under repurchase agreements	7	420,920	373,879	46,933
Time deposits and saving accounts		10,099,251	11,603,528	4,069,435
Borrowings from financial institutions		2,216,507	2,190,715	660,721
Debt issued		6,185,043	5,419,646	1,723,689
Other financial obligations	18	17,066	25,563	21,457
		23,189,950	24,133,935	7,530,610

Cash, short-term assets and short-term liabilities

The fair value of these items approximates their book value given their short-term nature. These items include:

•             Cash and deposits in banks

•             Cash in the process of collection

•             Investments under agreements to resell

•             Current accounts and demand deposits

•             Other financial obligations

Loans

The fair value of loans is determined using a discounted cash flow analysis, using a risk-free interest rate adjusted for expected losses from debtors based on their credit quality. The credit risk adjustment is based on the Group’s credit risk policies and methodologies: These items include:

•             Loans and receivables from banks

•             Loans and receivables from customers

Financial instruments held to maturity

The estimated fair value of these financial instruments is determined using quotes and transactions observed in the main market for identical instruments, or in their absence, for similar instruments. Fair value estimates of debt instruments or securities representative of debt take into account additional variables and inputs to the extent that they apply, including estimates of prepayment rates and the credit risk of issuers.

Medium and long-term liabilities

The fair value of medium and long-term liabilities is determined using a discounted cash flow analysis, using an interest rate curve that reflects current market conditions at which the entity’s debt instruments are traded. Medium and long-term liabilities include:

•             Time deposits and saving accounts

•             Borrowings from financial institutions

•             Debt issued

1.1.2.      Fair Value measurement of financial assets and liabilities (recurring):

		Fair value measurement of recurring items
		As of December 31,
		2017	2016	2015
	Note	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	6	415,061	632,557	17,765
From the Chilean Government and Central Bank		7,126	26,204	6,411
Other instruments issued in Chile		5	13,394	—
Foreign government and Central Bank instruments		381,262	547,499	—
Other instruments issued abroad		8,147	11,727	—
Mutual fund investments		18,521	33,733	11,354
Financial investments available for sale	11	2,663,478	2,074,077	514,985
From the Chilean Government and Central Bank		1,783,877	1,173,973	250,869
Other instruments issued in Chile		147,762	432,811	261,641
Foreign government and Central Bank instruments		420,687	284,444	—
Other instruments issued abroad		300,740	162,882	—
Other investments		10,412	19,967	2,475
Derivative financial instruments	8	1,248,775	1,102,769	227,984
Forwards		316,901	177,590	35,874
Swaps		930,744	923,871	192,110
Call Options		421	977	—
Put Options		709	331	—
Others		—	—	—
Total		4,327,314	3,809,403	760,734

LIABILITIES
Derivative financial instruments	8	1,095,154	907,334	253,183
Forwards		333,482	147,783	54,016
Swaps		759,216	757,499	199,167
Call Options		86	941	—
Put Options		2,370	1,111	—
Others		—	—	—
Total		1,095,154	907,334	253,183

Financial Instruments

The estimated fair value of these financial instruments is determined using quotes and transactions observed in the main market for identical instruments, or in their absence, for similar instruments. Fair value estimates of debt instruments or securities representative of debt take into account additional variables and inputs to the extent that they apply, including estimates of prepayment rates and the credit risk of issuers. These financial instruments are classified as follows:

•             Trading portfolio financial assets

•             Financial investments available for sale

Financial Derivative Instruments

The estimated fair value of derivative instruments is calculated using prices quoted on the market for financial instruments of similar characteristics. The methodology, therefore, recognizes the credit risk of each counterparty. The adjustments are known internationally as the counterparty value adjustment (“CVA”), which consists of an adjustment for debtor risk (credit value adjustment or CVA) and for creditor risk (debit value adjustment or “DVA”). The sum of these adjustments gives the effective counterparty risk that the derivative contract must have. These adjustments are recorded periodically in the financial statements. As of December 2017, 2016 and 2015, the portfolio of derivative contracts in both Chile and Colombia had an aggregate effect of (MCh$52,029), MCh$(50,750) and MCh$(97) respectively detailed as follows:

	As of December 31,
	2017		2016		2015
	CVA	DVA	CVA	DVA	CVA	DVA
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedging	(2)	815	(36)	244	—	—
Fair value	(11)	783	(12)	274	—	—
Currency Forwards	—	—	—	—	—	—
Currency Swaps	(5)	222	9	37	—	—
Interest Rate Swaps	(6)	561	(21)	237	—	—
Cash flow	1	54	(18)	(6)	—	—
Currency Forwards	(1)	(13)	(17)	—	—	—
Currency Swaps	—	27	(1)	5	—	—
Interest Rate Swaps	2	40	—	(11)	—	—
Foreign investment	8	(22)	(6)	(24)	—	—
Currency Forwards	8	(22)	(6)	(24)	—	—
Currency Swaps	—	—	—	—	—	—
Interest Rate Swaps	—	—	—	—	—	—
Derivatives held for trading	(53,396)	554	(51,961)	1,003	(97)	—
Currency Forwards	(258)	(724)	(1,161)	(72)	(477)	—
Currency Swaps	(42,829)	367	(28,951)	526	537	—
Interest Rate Swaps	(10,244)	911	(21,860)	549	(157)	—
Currency Call Options	—	—	(10)	—	—	—
Currency Put Options	(65)	—	21	—	—	—
Total financial derivatives	(53,398)	1,369	(51,997)	1,247	(97)	—

1.2 Fair value hierarchy(29)

IFRS 13 establishes a fair value hierarchy that classifies assets and liabilities based on the characteristics of the data that the technique requires for its valuation:

•    Level 1: inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date. The inputs needed to value the instruments in this category are available daily and used directly.

In the case of currency, shares and mutual funds, prices are observed directly in over-the-counter (“OTC”) markets and the stock exchange. These prices correspond to the values at which the exact same assets are traded. As a result, the portfolio valuation does not require assumptions or models of any type.

For instruments issued by the Chilean Central Bank and the Chilean Treasury, a price provider is used, which corresponds to a public quotation. The comparative prices are defined under the criterion of similarity in duration, type of currency and they are traded equivalently on a daily basis. The valuation of these instruments is identical to the Stock Exchange Comercio de Santiago, which is a standard and international methodology. This methodology uses the rate of internal return to discount the flows of the instrument.

(29)  Level 2 and level 1 hierarchy instruments are not subject to adjustments of liquidity and credit spread because prices for such instruments are observed on active markets.

•    Level 2: the specific instrument does not have daily quotes. However, similar instruments can be observed (e.g.. same issuer, different maturity; or different issuer, same maturity and risk rating). In general, they are diverse combinations of pseudo-arbitration. Although the inputs are not directly observable, observable inputs are available with the needed periodicity.

In this category, instruments are valued by discounting contractual cash flows based on a zero-coupon curve determined through the price of instruments with similar characteristics and a similar issuer risk. The income approach is used, which converts future amounts to present amounts.

For derivative instruments within this category, quotes from over-the-counter (“OTC”) transactions reported by the most important brokers in the Chilean market and the Bloomberg platform are used. The inputs observed include forward prices, interest rates and volatilities. Based on these inputs, market curves are modeled. They are a numerical representation of the opportunity costs of the instrument’s cash flows or the price volatility of an asset. Finally, cash flows are discounted.

The Black and Scholes model is used for options based on prices of brokers in the OTC market.

For money market instruments, prices of transactions on the Santiago Stock Exchange are observed and used to model market curves.

For corporate or bank bonds, given the lack of market depth, the Bank uses transactions (if any) in the Chilean market, on foreign markets, zero-coupon curves of risk-free instruments, adjustment curves, spread modeling, correlation with similar financial instruments, etc. and creates market curves for use in the final result. These market curves are provided by a pricing supplier and are widely accepted by the market, regulators and scholars.

•    Level 3: inputs are unobservable inputs for the asset or liability.

This is used when prices, data or necessary inputs are not directly or indirectly observable for similar instruments for the asset or liability as of the valuation date. These fair value valuation models are subjective in nature. Therefore, they base their estimate of prices on a series of assumptions that are widely accepted by the market. The Group has two products in this category.

Due to the lack of liquidity of the active banking rate (“TAB”), the price is not observable and, therefore, models must be used to estimate the future cash flows of the contract. This spread is calculated on a historical basis using the Interest Rate Swap with the greatest market depth.

In addition, the Bank develops American forwards to meet its customers’ needs. They do not have a secondary market and, therefore, their value is estimated using an extension of the Hull-White model, used widely by the financial services industry.

None of these products generate significant impacts on the Bank’s results as a result of recalibration. The TAB swap does not have significant impacts on the valuation as the parameters are stable and the reversal to a historic average is empirically quick, which this model reflects correctly. On the other hand, the American forward behaves like a traditional forward when there is an important curve differential, which is the case between the Chilean peso-US dollar curve. Also, the model’s parameters are very stable.

The table below summarizes the impacts on the portfolio of a recalibration of the models based on a stress scenario, recalibrating parameters with the shock incorporated.

As of December 31, 2017:

	As of December 31, 2017
Impact of Calibration in MCh$	Total	Volatility of American Forwards	TAB 30	TAB 90	TAB 180	TAB 360
American Forward USD-CLP	—	—	—	—	—	—
Basis TAB CLP	292	—	157	46	84	5
Basis TAB CLF	38	—	—	—	30	8
Total	330	—	157	46	114	13

As of December 31, 2016:

	As of December 31, 2016
Impact of Calibration in MCh$	Total	Volatility of American Forwards	TAB 30	TAB 90	TAB 180	TAB 360
American Forward USD-CLP	—	—	—	—	—	—
Basis TAB CLP	399	—	221	70	99	9
Basis TAB CLF	61	—	—	—	43	18
Total	460	—	221	70	142	27

As of December 31, 2015:

	As of December 31, 2015
Impact of Calibration in MCh$	Total	Volatility of American Forwards	TAB 30	TAB 90	TAB 180	TAB 360
Basis TAB CLP	48	—	—	—	46	2
Basis TAB CLF	5	—	—	—	5	—
Total	53	—	—	—	51	2

The following table summarizes the fair value hierarchy for the Group’s recurring valuation of financial instruments:

Level	Instrument	Issuer	Price Source	Model
1	Foreign Exchange	Not Applicable	OTC, Bloomberg	Directly observable price.
	Shares	Various	Santiago Stock Exchange	Directly observable price.
	Mutual Funds	Asset Managers	SVS	Directly observable price.
	Bonds	Chilean Central Bank and Chilean Treasury	Santiago Stock Exchange	Internal rate of return (“IRR”) based on prices.
2	Derivatives	Not Applicable	OTC (brokers), Bloomberg	Interest rate curves based on forward prices and coupon rates.
	Money market instruments	Chilean Central Bank and Chilean Treasury	Santiago Stock Exchange	Interest rate curves based on prices.
	Money market instruments	Banks	Santiago Stock Exchange	Interest rate curves based on prices.
	Bonds	Companies,	Pricing supplier	Interest rate curves based on

		banks		correlations, spreads, extrapolations, etc.
3	Derivatives, active banking rate (TAB)	Not Applicable	OTC (brokers)	Interest rate curves based on modeling of TAB-Chamber spread.
	Derivatives, American forwards	Not Applicable	Bloomberg	Black and Scholes with inputs from European options.

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13 for December 31, 2017, 2016 and 2015.

As of December 31, 2017:

			Recurring Fair Value Measurement of Items Using
		Fair Value	Quoted prices in Active Markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	Note	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	6	415,061	409,197	5,864	—
From the Chilean Government and Central Bank		7,126	7,126	—	—
Others instruments issued in Chile		5	—	5	—
Foreign government and Central Bank instruments		381,262	378,636	2,626	—
Others instruments issued abroad		8,147	4,914	3,233	—
Mutual fund investments		18,521	18,521	—	—
Financial investments available for sale	11	2,663,478	2,505,304	158,174	—
From the Chilean Government and Central Bank		1,783,877	1,783,877	—	—
Others instruments issued in Chile		147,762	—	147,762	—
Foreign government and Central Bank instruments		420,687	420,687	—	—
Others instruments issued abroad		300,740	300,740	—	—
Others investments		10,412	—	10,412	—
Derivative financial instruments	8	1,248,775	—	1,218,247	30,528
Forwards		316,867	—	316,814	53
Swaps		930,745	—	900,270	30,475
Call Options		419	—	419	—
Put Options		709	—	709	—
Others		35	—	35	—
Total		4,327,314	2,914,501	1,382,285	30,528

LIABILITIES
Derivative financial instruments	8	1,095,154	—	1,094,549	605
Forwards		333,481	—	333,481	—
Swaps		759,216	—	758,611	605
Call Options		87	—	87	—
Put Options		2,370	—	2,370	—
Others		—	—	—	—
Total		1,095,154	—	1,094,549	605

As of December 31, 2016:

			Recurring Fair Value Measurement of Items Using
		Fair Value	Quoted prices in Active Markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	Note	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	6	632,557	607,436	25,121	—
From the Chilean Government and Central Bank		26,204	26,204	—	—
Others instruments issued in Chile		13,394	—	13,394	—
Foreign government and Central Bank instruments		547,499	547,499	—	—
Others instruments issued abroad		11,727	—	11,727	—
Mutual fund investments		33,733	33,733	—	—
Financial investments available for sale	11	2,074,077	1,484,145	589,932	—
From the Chilean Government and Central Bank		1,173,973	1,173,973	—	—
Others instruments issued in Chile		432,811	—	432,811	—
Foreign government and Central Bank instruments		284,444	150,009	134,435	—
Others instruments issued abroad		162,882	156,045	6,837	—
Others investments		19,967	4,118	15,849	—
Derivative financial instruments	8	1,102,769	—	1,061,645	41,124
Forwards		177,590	—	177,590	—
Swaps		923,871	—	882,747	41,124
Call Options		977	—	977	—
Put Options		331	—	331	—
Others		—	—	—	—
Total		3,809,403	2,091,581	1,676,698	41,124

LIABILITIES
Derivative financial instruments	8	907,334	—	905,994	1,340
Forwards		147,783	—	147,174	609
Swaps		757,499	—	756,768	731
Call Options		941	—	941	—
Put Options		1,111	—	1,111	—
Others		—	—	—	—
Total		907,334	—	905,994	1,340

As of December 31, 2015:

			Recurring Fair Value Measurement of Items Using
		Fair Value	Quoted prices in Active Markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	Note	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	6	17,765	17,765	—	—
From the Chilean Government and Central Bank		6,411	6,411	—	—
Others instruments issued in Chile		—	—	—	—
Foreign government and Central Bank instruments		—	—	—	—
Others instruments issued abroad		—	—	—	—
Mutual fund investments		11,354	11,354	—	—
Financial investments available for sale	11	514,985	514,679	306	—
From the Chilean Government and Central Bank		250,869	250,869	—	—
Others instruments issued in Chile		261,641	261,641	—	—
Foreign government and Central Bank instruments		—	—	—	—
Others instruments issued abroad		—	—	—	—
Others investments		2,475	2,169	306	—
Derivative financial instruments	8	227,984	—	227,230	754
Forwards		35,873	—	35,873	—
Swaps		192,111	—	191,357	754
Call Options		—	—	—	—
Put Options		—	—	—	—
Others		—	—	—	—
Total		760,734	532,444	227,536	754

LIABILITIES
Derivative financial instruments	8	253,183	—	253,183	—
Forwards		54,016	—	54,016	—
Swaps		199,167	—	199,167	—
Call Options		—	—	—	—
Put Options		—	—	—	—
Others		—	—	—	—
Total		253,183	—	253,183	—

1.2.1 Transfers between level 1 and 2

During 2017 and 2016, no assets were transferred between levels 1 and 2.

1.2.2 Disclosures regarding level 3 assets and liabilities

Level 3 assets and liabilities are valued using techniques that require inputs that are not observable on the market, for which the income approach is used to convert future amounts to present amounts.

This category includes:

•             Derivative financial instruments indexed to the TAB rate. This rate is comprised of an interbank rate and a liquidity premium charged to financial institutions and is determined using a short-rate model with mean reversion.

•             American forward options.

As none of these products has a market, the Bank uses valuation techniques which incorporate unobservable input.

These techniques use the following inputs: transaction prices from the main financial instrument markets and assumptions that are widely accepted by the financial services industry. Using this information, unobservable variables are constructed such as: adjustment curves, spreads, volatilities and other variables necessary for the valuation. Lastly, all of the models are subject to internal contrasts by independent areas and have been reviewed by internal auditors and regulators.

None of these products generate significant impacts on the Bank’s results as a result of recalibration. The American forward is only offered for the US dollar-Chilean peso market and until now, given the important differential between these interest rates, the product behaves like a traditional forward. The TAB swap does not have significant impacts on the valuation as the modeled liquidity premiums have a quick mean reversion for the short part and low volatility for the long part, concentrating on the book’s sensitivity in the longest part of the curve. The following table reconciles assets and liabilities measured at fair value on a recurring basis as of year-end 2017, 2016 and 2015.

Level 3 Reconciliation	Opening balance	Gain (loss) recognized in profit or loss	Gain (loss) recognized in equity	Net of purchases, sales and agreements	Transfes from level 1 or level 2	Closing balance
2017	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	—	—	—	—	—	—
Financial investments available for sale	—	—	—	—	—	—
Derivative financial instruments	41,124	4,849	—	(15,445)	—	30,528
Forwards	—	209	—	(156)	—	53
Swaps	41,124	4,640	—	(15,289)	—	30,475
Call Option	—	—	—	—	—	—
Put Option	—	—	—	—	—	—
Total	41,124	4,849	—	(15,445)	—	30,528

LIBILITIES
Derivative financial instruments	1,340	(325)	—	(410)	—	605
Forwards	609	(465)	—	(144)	—	—
Swaps	731	140	—	(266)	—	605
Call Option	—	—	—		—	—
Put Option	—	—	—		—	—
Total	1,340	(325)	—	(410)	—	605

Level 3 Reconciliation	Opening balance	Gain (loss) recognized in profit or loss	Gain (loss) recognized in equity	Net of purchases, sales and agreements	Transfes from level 1 or level 2	Closing balance
2016	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	—	—	—	—	—	—
Financial investments available for sale	—	—	—	—	—	—
Derivative financial instruments	754	646	—	39,724	—	41,124
Forwards	—	221	—	(221)	—	—
Swaps	754	425	—	39,945	—	41,124
Call Option	—	—	—	—	—	—
Put Option	—	—	—	—	—	—
Total	754	646	—	39,724	—	41,124

LIBILITIES
Derivative financial instruments	—	2,715	—	(1,375)	—	1,340
Forwards	—	738	—	(129)	—	609
Swaps	—	1,977	—	(1,246)	—	731
Call Option	—	—	—		—	—
Put Option	—	—	—		—	—
Total	—	2,715	—	(1,375)	—	1,340

Level 3 Reconciliation	Opening balance	Gain (loss) recognized in profit or loss	Gain (loss) recognized in equity	Net of purchases, sales and agreements	Transfes from level 1 or level 2	Closing balance
2015	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	—	—	—	—	—	—
Financial investments available for sale	—	—	—	—	—	—
Derivative financial instruments	173	581	—	—	—	754
Forwards	—	—	—	—	—	—
Swaps	173	581	—	—	—	754
Call Option	—	—	—	—	—	—
Put Option	—	—	—	—	—	—
Total	173	581	—	—	—	754

LIBILITIES
Derivative financial instruments	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	—	—	—	—	—	—
Call Option	—	—	—	—	—	—
Put Option	—	—	—	—	—	—
Total	—	—	—	—	—	—

1.2.3 Hierarchy for remaining assets and liabilities

The following table classifies assets and liabilities measured at fair value on a non-recurring basis, in accordance with the fair value hierarchy as of December 31, 2017, 2016 and 2015.

		Measurement at fair value of items not valued on recurrent
		Estimated fair value	Quoted prices in Active Markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2017	Note	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	5	964,030	964,030	—	—
Cash in the process of collection	5	157,017	157,017	—	—
Investments under agreements to resell	7	28,524	28,524	—	—
Loans and receivables from banks	9	70,077	70,077	—	—
Loans and receivables from customers		19,893,448	—	—	19,893,448
Held to maturity investments		201,283	—	201,283	—
		21,314,379	1,219,648	201,283	19,893,448
LIABILITIES
Current accounts and demand deposits	16	4,141,667	4,141,667	—	—
Transaction in the course of payment	5	109,496	109,496	—	—
Obligations under repurchase agreements	7	420,920	420,920	—	—
Time deposits and saving accounts		10,099,251	—	10,099,251	—
Borrowings from financial institutions		2,216,507	2,216,507	—	—
Debt issued		6,185,043	—	6,185,043	—
Other financial obligations	18	17,066	17,066	—	—
		23,189,950	6,905,656	16,284,294	—

		Measurement at fair value of items not valued on recurrent
		Estimated fair value	Quoted prices in Active Markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2016	Note	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	5	1,487,137	1,487,137	—	—
Cash in the process of collection	5	145,769	145,769	—	—
Investments under agreements to resell	7	170,242	170,242	—	—
Loans and receivables from banks	9	150,568	150,568	—	—
Loans and receivables from customers		20,480,706	—	—	20,480,706
Held to maturity investments		200,615	—	200,615	—
		22,635,037	1,953,716	200,615	20,480,706
LIABILITIES
Current accounts and demand deposits	16	4,453,191	4,453,191	—	—
Transaction in the course of payment	5	67,413	67,413	—	—
Obligations under repurchase agreements	7	373,879	373,879	—	—
Time deposits and saving accounts		11,603,528	—	11,603,528	—
Borrowings from financial institutions		2,190,715	2,190,715	—	—
Debt issued		5,419,646	—	5,419,646	—
Other financial obligations	18	25,563	25,563	—	—
		24,133,935	7,110,761	17,023,174	—

		Measurement at fair value of items not valued on recurrent
		Estimated fair value	Quoted prices in Active Markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2015	Note	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	5	477,809	477,809	—	—
Cash in the process of collection		62,086	62,086	—	—
Investments under agreements to resell		10,291	10,291	—	—
Loans and receivables from banks		99,493	99,493	—	—
Loans and receivables from customers		7,228,761	—	—	7,228,761
Held to maturity investments		—	—	—	—
		7,878,440	649,679	—	7,228,761
LIABILITIES
Current accounts and demand deposits		981,998	981,998	—	—
Transaction in the course of payment	5	26,377	26,377	—	—
Obligations under repurchase agreements		46,933	46,933	—	—
Time deposits and saving accounts		4,069,435	—	4,069,435	—
Borrowings from financial institutions		660,721	660,721	—	—
Debt issued		1,723,689	—	1,723,689	—
Other financial obligations		21,457	21,457	—	—
		7,530,610	1,737,486	5,793,124	—